Schedule Of Long-term Debt, Debentures And Financial InstrumentsMaturities (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014
2015	€ 116
2016	261
2017	1,007
2018	1,139
2019	€ 27